Operating Lease Arrangements	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Operating Lease Arrangements [Text Block]
20.	Operating Lease Arrangements

The Company has entered into commercial leases on its premises and the future minimum lease payments under non-cancellable operating leases are as follows:

2019	$318,395
2020	333,275
2021	348,155
2022	351,875
2023	359,315
2024 and thereafter	484,047